Note 18	6 Months Ended
Jun. 30, 2021
Tax Assets And Liabilties [Abstract]
Disclosure of tax assets and liabilities [Text Block]	Tax assets and liabilitiesConsolidated tax group
Pursuant to current legislation, BBVA consolidated tax group in Spain includes the Bank (as the parent company) and its Spanish subsidiaries that meet the requirements provided for under Spanish legislation regulating the taxation regime for the consolidated profit of corporate groups.
The Group’s non-Spanish banks and subsidiaries file tax returns in accordance with the tax legislation in force in each country.
Current and deferred taxes
The balance under the heading "Tax assets" in the accompanying condensed consolidated balance sheets includes current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

Tax assets and liabilities (Millions of Euros)
	June 2021	December 2020
Tax assets
Current tax assets	1,104	1,199
Deferred tax assets	15,062	15,327
Total	16,166	16,526
Tax liabilities
Current tax liabilities	677	545
Deferred tax liabilities	1,824	1,809
Total	2,501	2,355